Interest and Finance Costs, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ 3,359	$ 4,672	$ 9,116
Bunker Call Option Premium	$ 216	266	$ 1,414
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	5
Notional amount of floating-to-fixed interest rate swaps	$ 182,320
Fixed interest rate	2.71%
Floating rate basis	six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date	May 31, 2018
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date	Mar. 31, 2021
Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreement entered into	2
Bunker Call Option Premium	$ 216
Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Fair value of hedging interest rate swaps	(1,966)	$ (1,030)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 833
Not Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps			1
Maturity date			Apr. 10, 2016
Change in fair value of non-hedging financial instruments			$ 2,178
Not Designated as Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into	9
Fair value of bunker swap agreement	$ 7,027
Change in fair value of non-hedging financial instruments	4,548
Not Designated as Hedging Instrument | Bunker Swaps | VLCC Ulysses
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into		3
Fair value of bunker swap agreement	3,264	$ 2,479
Change in fair value of non-hedging financial instruments	$ 785
Not Designated as Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held	1	5	12
Fair value of bunker call option agreements	$ 118	$ 1,307	$ 154
Change in fair value of non-hedging financial instruments	$ (1,189)	$ 1,153	$ 154